Law Offices of
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

May 28, 2010

VIA EDGAR  TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:              Delaware VIP Trust
File No.  811-05162

Dear Sir or Madam:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Delaware VIP Trust (the “Registrant”).  This Registration Statement is being filed to register Standard Class and Service Class shares of the Delaware VIP Smid Cap Growth Series (the "Smid Cap Growth Series”), a series of the Registrant, that will be issued to shareholders of Delaware VIP Trend Series (the "Trend Series"), also a series of the Registrant, in connection with a transfer of substantially all of the assets of the Trend Series to the Smid Cap Growth Series, pursuant to a Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on June 28, 2010 pursuant to Rule 488 under the 1933 Act.  A definitive Information Statement/Prospectus will be filed and mailed to Trend Series shareholders shortly thereafter.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement:  (1) prospectuses for the Trend Series and the Smid Cap Growth Series dated April 30, 2010; (2) statement of additional information for the Trend Series and the Smid Cap Growth Series dated April 30, 2010; and (3) annual report for the Trend Series and the Smid Cap Growth Series for the fiscal year ended December 31, 2009.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8554 or Kenneth L. Greenberg at (215) 564-8149.

Very truly yours,

/s/ Alexander F. Smith
Alexander F. Smith, Esq.